Trade Receivables, Net - Transfer of Financial Asset (Detail) - BNP Paribas [Member] € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Receivables Factoring Proceed [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	€ 28,545
Reclassified to Other Receivables [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred to other receivables	28,545
Advances Received Unused [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	27,206
Advances Received Used [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	€ 0
Annual Interest Rates on Advances Received [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received	0.00%